Significant Accounting Policies - Summary of Potentially Dilutive Common Stock Equivalents (Details) (10-K) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Potentially dilutive common stock equivalents excluded from diluted net loss per share	13,294,017	5,692,605	7,054,327	6,663,827
Warrants [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share	10,951,810	4,366,960	4,366,960	3,780,571
Options and Restricted Stock Units [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share			2,687,367	2,883,256